FAIR VALUE OF ASSETS AND LIABILITIES - Summary of Significant Unobservable Inputs (Details)	Dec. 31, 2024	Dec. 31, 2023
Minimum | Discount rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	20.00%	14.00%
Payable to investors at fair value	6.50%	7.50%
Minimum | Net cumulative expected loss rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	1.10%	0.50%
Minimum | Cumulative prepayment rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	8.20%	7.50%
Maximum | Discount rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	24.00%	20.00%
Payable to investors at fair value	7.00%	8.30%
Maximum | Net cumulative expected loss rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	9.40%	8.30%
Maximum | Cumulative prepayment rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	18.10%	18.20%